Offerings	Aug. 16, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares
Amount Registered | shares	100,628
Proposed Maximum Offering Price per Unit	54.36
Maximum Aggregate Offering Price	$ 5,470,138.08
Fee Rate	0.01476%
Amount of Registration Fee	$ 807.4
Offering Note	Represents Common Shares issuable upon the exercise of outstanding options governed by the Li-Cycle Holdings Corp. 2021 Incentive Award Plan (the “
Plan
”).
Determined in accordance with Rules 457(h)
under
the
Securities
Act,
solely
for
the
purpose of determining the registration fee. The offering price per share and the aggregate offering price for outstanding options governed under the Plan are based upon the weighted-average exercise price of such outstanding options.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	397,198
Proposed Maximum Offering Price per Unit	2.59
Maximum Aggregate Offering Price	$ 1,028,742.82
Fee Rate	0.01476%
Amount of Registration Fee	$ 151.85
Offering Note	Represents Common Shares issuable upon the vesting of outstanding performance stock units granted to the Selling Securityholders under the Plan.
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices of the Common Shares on the New York Stock Exchange on August 13, 2024, within five business days prior to filing.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	1,122,884
Proposed Maximum Offering Price per Unit	2.59
Maximum Aggregate Offering Price	$ 2,908,269.56
Fee Rate	0.01476%
Amount of Registration Fee	$ 429.27
Offering Note	Represents Common Shares issuable upon the vesting of outstanding restricted stock units granted to the Selling Securityholders under the Plan.
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices of the Common Shares on the New York Stock Exchange on August 13, 2024, within five business days prior to filing.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	1,613,111
Proposed Maximum Offering Price per Unit	2.59
Maximum Aggregate Offering Price	$ 4,177,957.49
Fee Rate	0.01476%
Amount of Registration Fee	$ 616.67
Offering Note	Represents Common Shares reserved for issuance under new awards to be granted under the Plan.
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices of the Common Shares on the New York Stock Exchange on August 13, 2024, within five business days prior to filing.